Provision for tax, civil and labor risks (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Provision for risks
Total judicial deposits	R$ 20,194	R$ 17,219
Civil
Provision for risks
Total judicial deposits	1,389	592
Labor
Provision for risks
Total judicial deposits	17,788	15,625
Tax
Provision for risks
Total judicial deposits	R$ 1,017	R$ 1,002